Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2026
IfrsStatementLineItems [Line Items]
Schedule of reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer Relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At April 1, 2024	2,795,032	59,209	222,169	140,336	22,171	271,329	1,015,099	81,346		4,606,691
Additions	253,191	-	-	-	-	-	-	264,384		517,575
Disposals/adjustment	-	-	-	-	-	-	-	(248,888	)*	(248,888)
On account of business combination	2,529	-	138,030	189,586	-	315,870	723,529	-		1,369,544
At March 31, 2025	3,050,752	59,209	360,199	329,922	22,171	587,199	1,738,628	96,842		6,244,922
Additions	288,664	-	-	-	-	-	-	419,064		707,718
Disposals/adjustment	(40)	-	-	-	-	-	-	(286,214	)*	(286,254)
At March 31, 2026	3,339,376	59,209	360,199	329,922	22,171	587,199	1,738,628	229,692		6,666,386
				-
Amortization and Impairment
At April 1, 2024	2,509,093	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257
Charge for the year	173,951	-	5,093	15,981	-	11,657	-	-		206,682
Disposals	-	-	-	-	-	-	-	-		-
At March 31, 2025	2,683,044	59,209	227,262	138,359	22,171	282,986	486,908	-		3,899,939
Charge for the year	230,867	-	9,202	21,731	-	21,248	-	-		283,038
Disposals	(41)	-	-	-	-	-	-	-		(41)
At March 31, 2026	2,913,870	59,209	236,464	160,090	22,171	304,234	486,908	-		4,182,936

Net block
At March 31, 2025	367,708	-	132,937	191,563	-	304,213	1,251,720	96,842		2,344,983
At March 31, 2026	425,506	-	123,735	169,832	-	282,965	1,251,720	229,692		2,483,450

*	Intangible assets capitalized during the year.

Schedule of carrying amount of goodwill

	March 31, 2026	March 31, 2025
Air Business CGU	392,296	-
Hotel & Packages Business CGU	859,424	-
Yatra for Business Private Limited (ATB)	-	205,358
TSI Yatra Private Limited (TSI)	-	103,670
Yatra Hotel Solutions Private Limited (Desiya) and Yatra TG Stays Private Limited (TG)	-	219,163
Globe All India Services Limited (Globe)(Refer note 44)	-	723,529
	1,251,720	1,251,720

Schedule of valuation method of recoverable amount of goodwill

Below table summarizes the valuation method used for determining recoverable amount of goodwill:

As at March 31, 2026
Air Ticketing	Value in use
Hotels and Packages	Value in use

As at March 31, 2025
Yatra TG Stays Private Limited and Yatra Hotel Solutions Private Limited	Value in use
Yatra for Business Private Limited	Value in use
TSI Yatra Private Limited	Value in use
Globe All India Services Limited	Value in use

TG Stays Private Limited and Yatra Hotel Solutions Private Limited [Member]
IfrsStatementLineItems [Line Items]
Summary of key assumptions used in calculations of value in use for CGUs
	As at March 31, 2026
	Air Ticketing	Hotels and Packages
Pre -Tax Discount rate	21.54%	18.70%
Terminal Value growth rate	5%	5%
Revenue/Gross Margin Growth rates	14.5% - 30.5%	15.3% - 30.6%